Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue	$ 543.9	$ 527.8	$ 1,336.3	$ 1,220.2
Expenses
Other cost of sales	7.2	5.8	14.1	12.5
Depreciation and amortization	106.0	107.0	214.2	202.3
Loss on foreign exchange	3.8	14.0	3.8	17.9
Costs and expenses, total	460.3	463.0	1,071.9	976.5
Operating income	83.6	64.8	264.4	243.7
Interest expense (note 6)	(77.1)	(67.8)	(149.7)	(139.2)
Income from long-term investments (note 5)	8.3	6.7	12.7	9.5
Other income (note 4)	6.3	5.7	12.9	11.3
Other net losses (note 12)	(28.2)	(0.5)	(49.5)	(14.2)
Pension and other post-employment non-service costs (note 7)	(1.1)	(2.8)	(2.6)	(0.5)
Gain (loss) on derivative financial instruments (note 17(b)(iii))	0.0	0.3	0.0	(6.9)
Nonoperating income (expense)	(91.8)	(58.4)	(176.2)	(140.0)
Earnings (loss) before income taxes	(8.2)	6.4	88.2	103.7
Income tax recovery (expense) from continuing operations (note 11)
Current	0.0	(3.6)	5.6	(9.5)
Deferred	(2.6)	(3.4)	(37.0)	(17.3)
Income tax expense	(2.6)	(7.0)	(31.4)	(26.8)
Earnings (loss) from continuing operations	(10.8)	(0.6)	56.8	76.9
Earnings (loss) from discontinued operations, net of tax (note 18(a))	(3.9)	6.7	(3.4)	8.1
Net earnings (loss)	(14.7)	6.1	53.4	85.0
Net effect of non-controlling interests from continuing operations	18.3	18.0	36.4	35.9
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	3.6	24.1	89.8	120.9
Series A Shares and Series D Shares dividend (note 9(b))	2.6	2.6	5.2	5.2
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – basic	1.0	21.5	84.6	115.7
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – diluted	$ 1.0	$ 21.5	$ 84.6	$ 115.7
Basic net earnings per share from continuing operations (note 13) (USD per share)	$ 0.01	$ 0.02	$ 0.11	$ 0.14
Diluted net earnings per share from continuing operations (note 13) (USD per share)	0.01	0.02	0.11	0.14
Basic net earnings (loss) per share from discontinued operations (note 13) (USD per share)	(0.01)	0.01	0	0.01
Diluted net earnings (loss) per share from discontinued operations (note 13) (USD per share)	(0.01)	0.01	0	0.01
Basic net earnings per share (note 13) (USD per share)	0	0.03	0.11	0.15
Diluted net earnings per share (note 13) (USD per share)	$ 0	$ 0.03	$ 0.11	$ 0.15
Operating expenses
Expenses
Expenses	$ 218.4	$ 211.5	$ 461.4	$ 413.1
Regulated electricity distribution
Revenue
Revenue	306.9	292.0	679.1	622.4
Expenses
Expenses	78.0	78.3	166.9	174.0
Regulated natural gas distribution
Revenue
Revenue	107.2	109.0	409.2	355.7
Expenses
Expenses	33.6	32.8	186.6	130.5
Regulated water reclamation and distribution
Revenue
Revenue	103.2	103.3	197.3	193.7
Expenses
Expenses	13.3	13.6	24.9	26.2
Non-regulated energy sales
Revenue
Revenue	10.4	10.2	19.5	19.7
Other revenue
Revenue
Revenue	$ 16.2	$ 13.3	$ 31.2	$ 28.7